STOCKHOLDERS DEFICIT (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise price, Beginning balance	$ 5.95	$ 0
Weighted Average Exercise price, Granted	9.00	5.95
Weighted Average Exercise price, Exercised	0	0
Weighted Average Exercise price, Forfeited and cancelled	6.19	0
Weighted Average Exercise price, Ending balance	9.11	5.95
Weighted Average Exercise price, Exercisable, Ending balance	$ 8.40
Stock Warrants [Member]
Granted	6,219,863
Outstanding, Ending balance	6,219,863
Exercisable, Ending balance	6,137,250
Weighted Average Grant Date Fair Value, Outstanding, Beginning balance	$ 0
Weighted Average Grant Date Fair Value, Granted	4.21
Weighted Average Grant Date Fair Value, Exercised	0
Weighted Average Grant Date Fair Value, Forfeited and cancelled	0
Weighted Average Grant Date Fair Value, Outstanding, Ending balance	4.21	0
Weighted Average Grant Date Fair Value, Exercisable, Ending balance	4.21
Weighted Average Exercise price, Beginning balance	0
Weighted Average Exercise price, Granted	5.01
Weighted Average Exercise price, Exercised	0
Weighted Average Exercise price, Forfeited and cancelled	0
Weighted Average Exercise price, Ending balance	5.01	$ 0
Weighted Average Exercise price, Exercisable, Ending balance	$ 5.00